FAIR VALUE ACCOUNTING - Nonrecurring measurement (Details) - Yanacocha - Nonrecurring - Level 3	12 Months Ended
Dec. 31, 2016 $ / oz
Nonrecurring fair value assumptions
Discount Rate (as a percent)	7.10%
Short-term gold price (in dollars per ounce)	1,221
Long-term gold price (in dollars per ounce)	1,300